Segmented Information - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Abstract]
Number of operating segments	2
Percentage of corporations total revenue	0.00%	0.00%
Information about major customers	No one individual customer accounted for more than 10% of the Corporation’s total revenue.